Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues, net	$ 51,542	$ 45,468	$ 58,344
Expenses:
Voyage related costs and commissions	(9,527)	(6,352)	(17,357)
Vessel operating expenses	(13,367)	(11,623)	(12,481)
General and administrative expenses	(2,996)	(3,448)	(2,508)
Management fees, related parties	(1,177)	(728)	(702)
Management fees, other	(503)	(760)	(916)
Amortization of special survey costs	(382)	(388)	(384)
Depreciation	(6,904)	(5,503)	(6,100)
Allowance for credit losses	38	78	(118)
Gain/(Loss) from the sale of vessels, net		25,125	(466)
Operating income	16,724	41,869	17,312
Other expenses, net:
Loss from debt extinguishment		(379)	(34)
Loss from financial derivative instruments		(59)	555
Interest and finance costs	(6,529)	(5,835)	(4,441)
Interest income	2,312	1,240
Total other expenses, net	(4,217)	(5,033)	(3,920)
Net income	12,507	36,836	13,392
Loss attributable to non-controlling interest	361	201
Net income attributable to Pyxis Tankers Inc.	12,868	37,037	13,392
Dividend Series A Convertible Preferred Stock	(562)	(810)	(885)
Deemed dividend from Series A Convertible Preferred Stock Redemption	(2,682)
Net income attributable to common shareholders	$ 9,624	$ 36,227	$ 12,507
Income per common share, basic	$ 0.91	$ 3.38	$ 1.18
Income per common share, diluted	$ 0.91	$ 2.94	$ 1.06
Weighted average number of common shares, basic	10,524,511	10,701,059	10,613,672
Weighted average number of common shares, diluted	10,524,511	12,585,777	12,640,581